NOTE 5. RENTAL INCOME (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2024 [Member]
NOTE 5. RENTAL INCOME - Rental Income Associated with Leasing Operations

Based rent (fixed)	$8,286,903
Tenant expense recovery (variable)	42,690
Percentage rent (variable)	217,813
$8,547,406